Financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management
Schedule of group’s current credit risk grading framework

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL - not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL - credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of financial assets, minimum exposure to credit risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$	US$	US$
June 30, 2026
Cash and cash equivalents	13	I	12-month ECL	409,464	-	409,464
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,729,285	(669,000)	2,060,285
Other receivables	12	I	12-month ECL	81,762	-	81,762
Deposits	12	I	12-month ECL	5,455,956	-	5,455,956
Amount due from related parties	14	I	12-month ECL	768,730		768,730
					(669,000)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

25.	Financial risk management (Continued)

a)	Credit risk (Continued)

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$	S$	S$
June 30, 2026
Cash and cash equivalents	13	I	12-month ECL	529,887	-	529,887
Trade receivables	12	Note 1	Lifetime ECL (simplified)	3,531,968	(865,753)	2,666,215
Other receivables	12	I	12-month ECL	105,811	-	105,811
Deposits	12	I	12-month ECL	7,060,553	-	7,060,553
Amount due from related parties	14	I	12-month ECL	994,812	-	994,812
					(865,753)

June 30, 2025
Cash and cash equivalents	13	I	12-month ECL	3,044,466	-	3,044,466
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,740,055	(588,373)	2,151,682
Other receivables	12	I	12-month ECL	134,188	-	134,188
Deposits	12	I	12-month ECL	6,772,629	-	6,772,629
					(588,373)

Schedule of credit risk

a)	Credit risk (Continued)

	Trade receivables
	Days past due
	Not past due	1 - 60 days	61 - 120 days	> 120 days	> 365 days	Total
	US$	US$	US$	US$	US$	US$

June 30, 2026
ECL rate	19%	39%	72%	88%	100%
Estimated total gross carrying amount at	163,199	334,987	620,585	751,573	858,941	2,729,285
ECL	(40,003)	(82,112)	(152,117)	(184,225)	(210,543)	(669,000)
						2,060,285

	Trade receivables
	Days past due
	Not past due	1 - 60 days	61 - 120 days	> 120 days	> 365 days	Total
	S$	S$	S$	S$	S$	S$

June 30, 2026
ECL rate	19%	39%	72%	88%	100%
Estimated total gross carrying amount at	211,196	433,507	803,099	972,611	1,111,555	3,531,968
ECL	(51,768)	(106,261)	(196,855)	(238,406)	(272,463)	(865,753)
						2,666,215

June 30, 2025
ECL rate	15%	54%	54%	59%	59%
Estimated total gross carrying amount at	804,724	979,987	244,561	386,405	324,378	2,740,055
ECL	(116,455)	(174,010)	(68,020)	(135,819)	(94,069)	(588,373)
						2,151,682

Schedule of remaining contractual undiscounted repayment obligations

The table below summarises the maturity profile of the Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations.

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2026
Financial assets
Trade and other receivables	7,848,968	7,848,968	7,848,968	-
Amount due from related parties	768,730	768,730	768,730	-
Cash and cash equivalents	409,464	409,464	409,464	-
Total undiscounted financial assets	9,027,162	9,027,162	9,027,162	-

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

25.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2026 (Continued)
Financial liabilities
Trade and other payables	2,582,962	2,582,962	2,582,962	-
Lease liabilities	4,699,412	4,876,990	2,215,135	2,661,855
Amount due to related parties	744,038	744,038	744,038	-
Borrowings	1,989,904	1,989,904	1,989,904	-
Total undiscounted financial liabilities	10,016,316	10,193,894	7,532,039	2,661,855

Total net undiscounted financial (liabilities)/ assets	(989,154)	(1,166,732)	1,495,123	(2,661,855)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2026
Financial assets
Trade and other receivables	10,157,353	10,157,353	10,157,353	-
Amount due from related parties	994,812	994,812	994,812	-
Cash and cash equivalents	529,887	529,887	529,887	-
Total undiscounted financial assets	11,682,052	11,682,052	11,682,052	-

Financial liabilities
Trade and other payables	3,342,610	3,342,610	3,342,610	-
Lease liabilities	6,081,509	6,311,312	2,866,606	3,444,706
Amount due to related parties	962,860	962,860	962,860	-
Borrowings	2,575,135	2,575,135	2,575,135	-
Total undiscounted financial liabilities	12,962,114	13,191,917	9,747,211	3,444,706

Total net undiscounted financial (liabilities)/ assets	(1,280,062)	(1,509,865)	1,934,841	(3,444,706)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

25.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2025
Financial assets
Trade and other receivables	8,924,312	8,924,312	8,924,312	-
Cash and cash equivalents	3,044,466	3,044,466	3,044,466	-
Total undiscounted financial assets	11,968,778	11,968,778	11,968,778	-

Financial liabilities
Trade and other payables	6,295,147	6,295,147	6,295,147	-
Lease liabilities	5,016,475	5,244,654	2,210,787	3,033,867
Amount due to related parties	1,450,305	1,450,305	1,450,305	-
Borrowings	61,371	61,371	61,371	-
Total undiscounted financial liabilities	12,823,298	13,051,477	10,017,610	3,033,867

Total net undiscounted financial assets/ (liabilities)	(854,520)	(1,082,699)	1,951,168	(3,033,867)